INTERIM CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 35,551	$ 949
Restricted cash	1,540
Accounts receivable (net of allowances for doubtful accounts and sales reserves in a total amount of $236 in 2014)	42,096
Prepaids and other current assets	13,759	400
Total current assets	92,946	1,349
Property and equipment, net	5,488	2,189
Other intangible assets, net	40,929
Goodwill	146,400	27,520
Other assets	4,043
Total assets	289,806	31,058
Current liabilities:
Accounts payable (includes $12,823 payable to Perion Network Ltd. at December 31, 2013)	24,641	13,358
Accrued Expenses and other liabilities	19,121	1,423
Short term debt	2,300
Deferred revenues	7,748	6,250
Payment obligation related to acquisition	6,680
Total current liabilities	60,490	21,031
Long-term debt	3,100
Other long term liabilities	4,518
Total liabilities	68,108	21,031
Commitments and Contingencies
Shareholders' equity:
Ordinary shares of NIS 0.01 par value - Authorized: 120,000,000 shares at December 31, 2013 and June 30, 2014; Issued and outstanding: 54,753,582 and 68,450,726 shares at December 31, 2013 and June 30, 2014, respectively	187	147
Additional paid-in capital	189,946	9,880
Accumulated other comprehensive income	62
Retained earnings	31,503
Total shareholders' equity	221,698	10,027
Total liabilities and shareholders' equity	$ 289,806	$ 31,058